Concentrations	12 Months Ended
Dec. 31, 2025
Concentrations [Abstract]
CONCENTRATIONS

NOTE 14 — CONCENTRATIONS

Customer concentration risk

For the years ended December 31, 2025, 2024 and 2023, the customers accounted for more than 10% of the Company’s total revenue was as follows:

	For the years ended December 31,
	2025	2024	2023
Customer A	35%	43%	43%
Customer B	23%	17%	*
Customer C	13%	12%	22%

As of December 31, 2025 and 2024, the customers accounted for more than 10% of the Company’s total accounts receivable was as follows:

	As of December 31,
	2025	2024
Customer A	40%	42%
Customer B	28%	25%
Customer C	10%	*

*	Present the percentage less than 10%.

Vendor concentration risk

For the years ended December 31, 2025, 2024 and 2023, the supplier accounted for more than 10% of the Company’s total purchase was as follows:

	For the years ended December 31,
	2025	2024	2023
Supplier A	*	15%	48%
Supplier B	*	20%	*
Supplier C	33%	*	*
Supplier D	12%	*	*

* Present the percentage less than 10%.

As of December 31, 2025 and 2024, the Company had no supplier accounted for more than 10% of the Company’s total accounts payable.

Concentration of Credit Risks

The Company’s operations are conducted in the People’s Republic of China (“PRC”). As such, the Company’s business, financial condition, and results of operations may be influenced by the political, economic, and legal environment in the PRC, as well as by the overall state of the PRC economy. The Company’s operations are subject to specific considerations and significant risks not typically associated with companies operating in North America. These risks include changes in governmental policies regarding laws and regulations, anti-inflationary measures, currency conversion and remittance restrictions, and tax rates and methods, among other factors. Such changes could have a material adverse effect on the Company’s results of operations and financial condition.

Financial instruments that potentially subject the Company to concentrations of credit risk include cash and accounts receivable arising from its normal business activities. The Company places its cash with financial institutions it believes to be creditworthy. All cash is maintained with the banks in the PRC. Under PRC regulations, the maximum insured amount per financial institution per entity is approximately $69,000 (RMB 500,000). As of December 31, 2025 and 2024, the Company’s uninsured cash balances totaled $1,253,370 and $544,449, respectively. The Company has not experienced any losses related to these bank deposits and believes it is not exposed to significant credit risk with respect to its cash balances.

The Company routinely evaluates the financial condition of its customers and establishes an allowance for doubtful accounts based on expected credit losses and other relevant risk factors. As a result, the Company believes its exposure to credit risk on accounts receivable, beyond the recorded allowance, is not significant.